Basic And Diluted Income/(Loss) Per Share - Additional Information (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount	53,532,229	31,678,957	30,563,107	50,867,639